Average Annual Total Returns - Voya Solution 2055 Portfolio	Class ADV 1 Yr	Class ADV 5 Yrs	Class ADV 10 Yrs	Class ADV Since Inception	Class ADV Inception Date	Class ADV S&P Target Date 2055 Index 1 Yr		Class ADV S&P Target Date 2055 Index 5 Yrs		Class ADV S&P Target Date 2055 Index 10 Yrs		Class ADV S&P Target Date 2055 Index Since Inception	Class I 1 Yr	Class I 5 Yrs	Class I 10 Yrs	Class I Since Inception	Class I Inception Date	Class I S&P Target Date 2055 Index 1 Yr		Class I S&P Target Date 2055 Index 5 Yrs		Class I S&P Target Date 2055 Index 10 Yrs		Class I S&P Target Date 2055 Index Since Inception	Class S 1 Yr	Class S 5 Yrs	Class S 10 Yrs	Class S Since Inception	Class S Inception Date	Class S S&P Target Date 2055 Index 1 Yr		Class S S&P Target Date 2055 Index 5 Yrs		Class S S&P Target Date 2055 Index 10 Yrs		Class S S&P Target Date 2055 Index Since Inception	Class S2 1 Yr	Class S2 5 Yrs	Class S2 10 Yrs	Class S2 Since Inception	Class S2 Inception Date	Class S2 S&P Target Date 2055 Index 1 Yr		Class S2 S&P Target Date 2055 Index 5 Yrs		Class S2 S&P Target Date 2055 Index 10 Yrs		Class S2 S&P Target Date 2055 Index Since Inception	Class T 1 Yr	Class T 5 Yrs	Class T 10 Yrs	Class T Since Inception	Class T Inception Date	Class T S&P Target Date 2055 Index 1 Yr		Class T S&P Target Date 2055 Index 5 Yrs		Class T S&P Target Date 2055 Index 10 Yrs		Class T S&P Target Date 2055 Index Since Inception
Total	15.75%	10.57%	8.81%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	16.38%	11.13%	9.36%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	16.04%	10.84%	9.09%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	15.86%	10.67%	8.92%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]	15.50%	10.35%	8.61%		Mar. 08, 2010	13.86%	[1]	11.55%	[1]	9.82%	[1]	[1]

[1]	The index returns include the reinvestment of dividends and distributions net of withholding taxes, but do not reflect fees, brokerage commissions, or other expenses.